Stockholders’ Deficit (Details) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Apr. 13, 2020	Jan. 31, 2021	May 20, 2020	Apr. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ Deficit (Details) [Line Items]
Reverse split, description			Effective May 20, 2020, the Board of Directors of the Company and one stockholder holding an aggregate of 4,679,260,000 shares of common stock on such date approved an amendment to the Company’s Articles of Incorporation effecting a fifty-for-one (50:1) reverse split (the “Reverse Stock Split”) of the Company’s outstanding shares of common stock.
Aggregate common stock			4,679,260,000
Common stock, shares issued						238,424,776	172,883,475	3,988,372
Common stock, shares outstanding						238,424,776	172,883,475	3,988,372
Preferred shares issued						531,600	531,600	0
Fair value change in value (in Dollars)							$ 202,008
Service fees (in Dollars)							202,008
Prepaid expenses (in Dollars)							$ 0
Conversion of Stock, Shares Issued				10,059
Preferred shares outstanding						531,600	531,600	0
Shares authorized						7,400,000,000	7,400,000,000	7,400,000,000
Common stock par value (in Dollars per share)						$ 0.001	$ 0.001	$ 0.001
Common stock issued for services, description						●the Company issued an aggregate of 8,333,335 shares of common stock to the Board of Directors and Advisory Committee members for the services rendered, at the price of $0.06 per share. For the period ended June 30, 2021, the Company recorded stock-based service fee of $500,000. ●the Company issued 18,500,000 shares of common stock to certain consultants for the business consultancy services rendered under 2020 Stock Incentive Plan. For the period ended June 30, 2021, the Company recorded stock-based service fee to the consultants at the price of $0.04 per share, in an aggregate amount of $740,000. ●the Company issued 6,747,638 shares of common stock to certain consultants for the consultancy services rendered. For the period ended June 30, 2021, the Company recorded service fee to the consultants at the price of $0.038 per share, in an aggregate amount of $256,410. ●the Company issued 625,000 shares of common stock to certain consultants for the consultancy services rendered. For the period ended June 30, 2021, the Company recorded service fee to the consultants at the price of $0.04 per share, in an aggregate amount of $25,000. ●the Company issued 1,000,000 shares of common stock to certain consultants for the consultancy services rendered. For the period ended June 30, 2021, the Company recorded service fee to the consultants at the price of $0.03 per share, in an aggregate amount of $30,000. ●the Company issued 13,935,337 shares of common stock to the vendor for the business marketing services rendered. For the period ended June 30, 2021, the Company recorded service fee to the vendor at the price of $0.043 per share, in an aggregate amount of $599,220.
Conversion of stock, shares issued		12,452,413				3,948,278
Services description							the Company issued an aggregate of 531,600 shares of preferred stock to one consultant and vendors for the services rendered and to be rendered.
Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock issued for acquisition of non-wholly owned subsidiary	140,378,844
Common stock, shares issued							172,883,435	3,988,372
Common stock, shares outstanding							172,883,435	3,988,372
Fair value change in value (in Dollars)							$ 276,000
Service fees (in Dollars)							$ 276,000
Conversion of Stock, Shares Issued							28,160,728
Common Stock [Member] | Minimum [Member]
Stockholders’ Deficit (Details) [Line Items]
Increase decrease common stock shares authorized					250,000,000	50,000,000
Common Stock [Member] | Maximum [Member]
Stockholders’ Deficit (Details) [Line Items]
Increase decrease common stock shares authorized					7,450,000,000
Increase decrease common stock shares authorized (in Dollars per share)						$ 0.001
Preferred Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Preferred shares issued						531,600
Aggregate shares issued							531,600
Preferred shares outstanding							531,600
Consultant [Member]
Stockholders’ Deficit (Details) [Line Items]
Aggregate shares issued							16,000
Series A Preferred Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Preferred shares issued							531,600	0